LEASES - Lease Information (Details)	Jul. 31, 2021
Weighted average remaining lease term:
Operating leases	2 years 10 months 24 days
Finance leases	1 year 4 months 24 days
Weighted average discount rate:
Operating leases	3.00%
Finance leases	3.90%